Investment Objectives and Goals	Sep. 12, 2025
PRINCIPAL FOCUSED BLUE CHIP ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY FOR PRINCIPAL FOCUSED BLUE CHIP ETF